INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2022
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

12.    INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
-Debt investment

Available-for-sale securities	—	104,499

-Equity investment

Investments accounted for under the equity method	538,866	1,287,201
Equity securities without readily determinable fair values	95,000	245,000
Equity securities applying fair value option	—	178,871
Subtotal	633,866	1,711,072

Total	633,866	1,815,571

-Debt investment

Available-for-sale securities

In May 2022, the Group purchased a two-year puttable bond with an aggregated principal of RMB 100 million and annual interest of 5.5% from JinkoPower. The Group has the option to require JinkoPower to repurchase all or part of the bonds at the end of the first year in the life of the bond, and JinkoPower has the option to adjust the interest rate at the end of the first year in the life of the bond. For the year ended December 31, 2022, unrealized gain on the available-for-sale securities amounted to RMB1 million which was reported in other comprehensive income.

-Equity investment

Investments accounted for under the equity method.

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB10 million, an income of RMB62 million and an income of RMB14 million for the years ended December 31, 2020, 2021 and 2022, respectively. JinkoSolar sold modules of 32.2 MW, nil and nil and recognized revenue of RMB51 million, nil and nil on sales to the Project Company (Note 26) during the years ended December 31, 2020, 2021 and 2022, respectively. Loss amounted to RMB0.2 million, RMB1 million and RMB1 million in connection with the intercompany transactions with the Project Company was eliminated during the years ended December 31, 2020, 2021 and 2022, respectively. The Group received dividend in cash from SSHC with the amount of RMB 16 million, RMB 23 million and nil during the year of 2020, 2021 and 2022, respectively, which were recorded as reductions of the carrying amount of the investment. In January 2022, JinkoSolar made pro rata decrease of its investment in SSHC with the amount of RMB94 million, which was recorded as a reduction of the carrying amount of the investment. The carrying value of this investment was RMB 224 million and RMB 144 million as of December 31, 2021 and 2022.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish Jinko-Tiansheng to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. In November 2021, the Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021. Disposition of equity interest in Jinko-Tiansheng was closed in January 2022 and the Group recognized a gain from disposal of the equity interest with the amount of RMB13 million (Note 5). For the years ended December 31, 2020, 2021 and 2022, JinkoSolar’s share of Jinko-Tiansheng’s results of operations included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations were a loss of RMB2 million, RMB7 million and nil, respectively. Jinko-Tiansheng charged processing fee amounted to RMB27 million, RMB5 million and nil to the Company for its OEM services provided (Note 26) during the years ended December 31, 2020, 2021 and 2022, respectively. Profit/(loss) amounted to RMB3 million, RMB(4) million and nil due to the intercompany transactions with Jinko-Tiansheng was eliminated for the years ended December 31, 2020, 2021 and 2022, respectively. The carrying value of this investment was RMB9 million and RMB3 million as of December 31, 2020 and 2021, respectively. On June 18, 2021, JinkoSolar signed a shareholder agreement with Xinte Energy Co., Ltd. and JA Solar Co., Ltd to jointly invest in and establish a company named Xinte Silicon Co., Ltd. (“Xinte Silicon”) to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount of RMB315 million during the year of 2021. JinkoSolar holds 9% equity interest in Xinte Silicon. JinkoSolar can exercise significant influence on Xinte Silicon and accounts for its investment using the equity method. JinkoSolar’s share of Xinte Silicon’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB0.003 million and an income of RMB219 million for the year ended December 31, 2021 and 2022, respectively. JinkoSolar purchased polysilicon of nil and RMB825 million from Xinte Silicon during the years ended December 31, 2021 and 2022, respectively. Profit amounted to nil and RMB37 million in connection with these transactions with Xinte Silicon was eliminated for the years ended December 31, 2021 and 2022, respectively. The carrying value of this investment was RMB315 million and RMB534 million as of December 31, 2021 and 2022.

On November 3, 2021, JinkoSolar signed a shareholder agreement with Beijing Jingyuntong Technology Co., Ltd. and Sichuan Yongxiang Co., Ltd to jointly invest in and establish a company named Sichuan Yongxiang Technology Co., Ltd. (“Sichuan Yongxiang”) to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount RMB 450 million in 2022 and holds 15% equity interest in Sichuan Yongxiang. JinkoSolar can exercise significant influence on Sichuan Yongxiang and accounts for its investment using the equity method. JinkoSolar’s share of Sichuan Yongxiang’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1 million for the year ended December 31, 2022. The carrying value of this investment was RMB449 million as of December 31, 2022.

In July 2022, JinkoSolar established a fully owned subsidiary named as Shangrao Jinko Green Energy Technology Development Co., Ltd. (“Shangrao Lvneng”). JinkoSolar made capital injection in cash with the total amount of RMB50 million in July 2022. In November 2022, two third-party investors made capital injections into Shangrao Lvneng in cash with the total amount of RMB330 million (each paid RMB165 million) and JinkoSolar made additional capital injections in cash with the amount of RMB115 million.After these capital injections, JinkoSolar owns 33.33% equity interests and loses control of Shangrao Lvneng. A gain from disposal of Shangrao Lvneng subsidiary of RMB2 million was recognized because of the disposition. After the disposition, JinkoSolar can exercise significant influence on Shangro Lvneng and accounts for its investment using the equity method. JinkoSolar’s share of Shangrao Lvneng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB4 million for the year ended December 31, 2022. The carrying value of this investment was RMB160 million as of December 31, 2022.

Equity securities without readily determinable fair values

In October 2021, the Group made capital injection in cash with the amount of RMB65 million in Shenzhen Laplace Energy Technology Co., Ltd. (“Laplace”), a company in Guangdong province, China, and owns 2.88% equity interests. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

In December 2021, the Group made capital injection in cash with the amount of RMB30 million in Ningxia Xiaoniu Automation Equipment Co., Ltd. (“Xiaoniu”), a company in Ningxia hui autonomous region, China, and owns 0.9375% equity interests. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

In November 2022, the Group made capital injection in cash with the amount of RMB150 million in Aiswei Technology Co., Ltd . (“Aiswei”), a company in Shanghai, China, and owns 2.9126% equity interests. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

There was no re-measurement gain or loss being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2020, 2021 and 2022.

Equity securities applying fair value option

In June, 2022, the Group made capital injection in cash with the amount of RMB77 million in Zhejiang Xiangbang Technology Co., Ltd . (“Zhejiang Xiangbang”), a company in Hangzhou, China, and owns 2.98% equity interests. The Group irrevocably elected fair value option to initially and subsequently measure the investment in Xiangbang in its entirety at fair value with changes in fair value recognized in earnings The Group recorded change in fair value of its investment in Zhejiang Xiangbang with the amount of RMB102 million for the year ended December 31, 2022.